Note 10 - Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Ceded and Assumed [Table Text Block]
	2013	2012

Premiums ceded	$14,105,855	$19,997,026
Premiums assumed	10,044,766	3,834,907
Commission and expense allowances	3,238,144	4,596,452
Benefit recoveries	8,157,180	7,288,897